INCOME TAX	12 Months Ended
Dec. 31, 2023
INCOME TAX
INCOME TAX

10. INCOME TAX

Income taxes are computed in accordance with Russian Federation, Dutch and other national tax laws.

Yandex N.V. is incorporated in the Netherlands, and its taxable profits are subject to income tax at the rate of 25% in the year ended December 31, 2021, and 25.8% for the years ended December 31, 2022 and 2023.

Dividends paid to Yandex N.V. by its Russian subsidiaries are subject to a 15% dividend withholding tax, computed in accordance with the laws of the Russian Federation. The rate has increased starting in 2022 from 5% to 15% due to denunciation of the double tax treaty between Russia and Netherlands in June 2021 by the Russian government. Due to the so-called participation exemption, dividends distributed by the Group’s Russian subsidiaries to Yandex N.V. are exempt from income tax in the Netherlands.

Income tax provision for the years ended December 31, 2021, 2022 and 2023 consisted of the following:

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Current tax expense - Russia	11,987	16,466	16,905	188.5
Current tax expense - Netherlands	218	549	1,051	11.7
Current tax expense - other	388	1,150	4,002	44.6
Total current tax expense	12,593	18,165	21,958	244.8
Deferred tax (benefit)/expense - Russia	(5,436)	4,654	(1,259)	(14.0)
Deferred tax expense - Netherlands	87	107	9	0.1
Deferred tax (benefit)/expense - other	186	(192)	664	7.4
Total deferred tax (benefit)/expense	(5,163)	4,569	(586)	(6.5)
Total income tax expense	7,430	22,734	21,372	238.3

The components of income/(loss) before income tax expense for the years ended December 31, 2021, 2022 and 2023 were as follows:

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Income/(Loss) before income tax expense - Russia	14,520	80,299	(16,855)	(187.9)
Inсome/(Loss) before income tax expense - Netherlands	(28,707)	(7,548)	44,737	498.8
Income/(Loss) before income tax expense - other	6,964	(2,402)	15,265	170.2
Total income/(loss) before income tax expense	(7,223)	70,349	43,147	481.1

The amount of income tax expense that would result from applying the Dutch statutory income tax rate to income/(loss) before income taxes reconciled to the reported amount of income tax expense was as follows for the years ended December 31, 2021, 2022 and 2023:

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Expected expense/(income) at Dutch statutory income tax rate of 25.8% for 2023 (25.8% for 2022 and 25% for 2021)	(1,806)	18,150	11,131	124.1
Effect of:
Tax on inter-company dividends	(617)	2,171	4,964	55.3
Non-deductible share-based compensation	5,207	6,201	8,198	91.4
Other expenses not deductible for tax purposes	2,015	1,405	5,096	56.8
Accrual of unrecognized tax benefit	949	3,154	3,029	33.8
Effect of the disposal of intecompany investments	(1,462)	—	—	—
Non-taxable effect of the News and Zen deconsolidation	—	(9,817)	—	—
Effect of change in tax rate	(269)	5,186	12	0.1
Difference in foreign tax rates	(1,754)	(5,999)	(25,654)	(286.0)
Change in valuation allowance	5,145	2,104	11,498	128.2
Other	22	179	3,098	34.6
Income tax expense	7,430	22,734	21,372	238.3

Movements in the valuation allowance were as follows:

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Balance at the beginning of the period	(7,763)	(12,482)	(14,778)	(164.8)
Charged to expenses	(5,145)	(2,104)	(11,498)	(128.2)
Effect of adoption of ASU 2020-06	—	(1,330)	—	—
Foreign currency translation adjustment	(19)	768	(1,442)	(16.1)
Acquisition-related change	—	(1,568)	—	—
Other	445	1,938	(399)	(4.4)
Balance at the end of the period	(12,482)	(14,778)	(28,117)	(313.5)

As of December 31, 2022 and 2023, the Company included accrued interest and penalties related to unrecognized tax benefits, totaling RUB 807 and RUB 2,257 ($25.2), respectively, as a component of other accrued liabilities in the consolidated balance sheets and RUB 609 ($6.8) as of December 31, 2023, as a component of account payable, accrued and other liabilities. The interest and penalties recorded as part of income tax expense in the years ended December 31, 2021, 2022 and 2023 resulted in expenses of RUB 209, RUB 440 and RUB 1,449 ($16.2), respectively. The Company does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

A reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31, 2021, 2022 and 2023 was as follows:

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Balance at the beginning of the period	427	1,345	5,463	60.9
Increases related to prior years tax positions	633	1,099	601	6.7
Decreases related to prior years tax positions	(141)	(309)	(180)	(2.0)
Increases related to current year tax positions	426	3,328	2,238	25.0
Settlements	—	—	(344)	(3.8)
Balance at the end of the period	1,345	5,463	7,778	86.8

Temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities and carryforwards gave rise to the following deferred tax assets and liabilities as of December 31, 2022 and 2023:

	2022	2023	2023
	RUB	RUB	$
Assets/(liabilities) arising from the tax effect of:
Deferred tax asset
Accrued expenses	3,279	6,249	69.7
Net operating loss carryforward	18,144	29,968	334.1
Intangible assets	—	839	9.4
Property and equipment	840	964	10.7
Operating lease liabilities	2,442	5,046	56.3
Finance lease liabilities	3,362	6,288	70.1
Other	1,295	3,345	37.3
Total deferred tax asset	29,362	52,699	587.6
Valuation allowance	(14,778)	(28,117)	(313.5)
Total deferred tax asset, net of valuation allowance	14,584	24,582	274.1
Deferred tax liability
Property and equipment	(2,883)	(3,656)	(40.8)
Intangible assets	(4,147)	(2,873)	(32.0)
Unremitted earnings	(3,399)	(7,409)	(82.6)
Deferred expenses	(223)	(172)	(1.9)
Operating lease assets	(2,081)	(4,656)	(51.9)
Finance lease assets	(2,938)	(6,032)	(67.3)
Other	(482)	(1,524)	(17.0)
Total deferred tax liability	(16,153)	(26,322)	(293.5)
Net deferred tax liability	(1,569)	(1,740)	(19.4)

As of December 31, 2023, the Company had net operating loss carryforwards (“NOLs”) for Dutch income tax purposes of RUB 2,777 ($31.0), that can be carried forward indefinitely. However, losses can only be fully deducted (on an annual basis) up to an amount of EUR 1 million plus 50% of the taxable profit that exceeds EUR 1 million.

As of December 31, 2023, the Group had NOLs for Russian income tax purposes of RUB 88,327 ($984.8) with indefinite term of carryforward. Russian income tax law also specifies that the annual tax base may be reduced by 50% maximum of tax losses carried forward for 2024 to 2026.

As of December 31, 2023, the Dutch entities of the Group (other than the Company) also had NOLs for Dutch income tax purposes of RUB 20,774 ($231.6).

NOLs for other jurisdictions income tax purposes amounted to RUB 30,750 ($342.9) as of December 31, 2023 and related mostly to Israel, USA and Serbia.

The Group did not provide for dividend withholding taxes on the unremitted earnings of its principal Russian operating subsidiary as of December 31, 2023. As of December 31, 2023, the cumulative amount of unremitted earnings from which dividend withholding taxes were not provided amounted to approximately RUB 124,775 ($1,391.2). The Group estimates that the amount of unrecognized deferred tax liability related to these earnings amounted to RUB 18,716 ($208.7).

The tax years 2021, 2022 and 2023 remain open for examination by the Russian tax authorities with respect to all Russian subsidiaries.

The tax years 2022 and 2023 remain open for examination by the Dutch tax authorities with respect to the Company.